UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2015

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 61.6%
Australia - 7.1%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	113,640,000	AUD	$103,693,312
Queensland Treasury Corp., Senior Bonds	6.250%	2/21/20	134,100,000	AUD	120,849,630	(a)
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	55,520,000	AUD	51,821,723	(a)

Total Australia					276,364,665

Brazil - 3.7%
Federative Republic of Brazil, Notes	10.000%	1/1/21	101,879,000	BRL	28,245,371
Federative Republic of Brazil, Notes	10.000%	1/1/23	321,405,000	BRL	86,842,341
Federative Republic of Brazil, Notes	10.000%	1/1/25	115,080,000	BRL	30,429,358

Total Brazil					145,517,070

Hungary - 3.3%
Republic of Hungary, Bonds	7.500%	11/12/20	3,490,000,000	HUF	15,530,867
Republic of Hungary, Bonds	7.000%	6/24/22	8,300,000,000	HUF	36,961,118
Republic of Hungary, Bonds	6.000%	11/24/23	17,400,000,000	HUF	75,068,998

Total Hungary					127,560,983

Indonesia - 4.4%
Republic of Indonesia	9.000%	3/15/29	429,200,000,000	IDR	36,797,950
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	317,700,000,000	IDR	25,792,623
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	743,200,000,000	IDR	63,719,098
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	71,600,000,000	IDR	5,810,141
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	472,200,000,000	IDR	39,365,048

Total Indonesia					171,484,860

Italy - 5.7%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	5.000%	8/1/39	129,810,000	EUR	219,588,401	(a)

Malaysia - 1.8%
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	80,300,000	MYR	22,029,064
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	181,645,000	MYR	47,751,521

Total Malaysia					69,780,585

Mexico - 13.2%
United Mexican States, Bonds	8.500%	5/31/29	2,281,850,000	MXN	180,734,457
United Mexican States, Bonds	8.500%	11/18/38	1,572,960,000	MXN	128,420,400
United Mexican States, Bonds	7.750%	11/13/42	2,692,530,000	MXN	204,640,753

Total Mexico					513,795,610

New Zealand - 3.5%
Government of New Zealand, Senior Bonds	5.000%	3/15/19	16,740,000	NZD	13,381,598	(a)
Government of New Zealand, Senior Bonds	6.000%	5/15/21	53,765,000	NZD	46,479,951	(a)
Government of New Zealand, Senior Bonds	5.500%	4/15/23	86,260,000	NZD	74,731,874	(a)

Total New Zealand					134,593,423

Norway - 0.5%
Kommunalbanken AS, Senior Notes	0.441%	2/20/18	20,344,000		20,395,959	(b)(c)

Poland - 2.1%
Republic of Poland, Bonds	5.250%	10/25/20	150,995,000	PLN	46,643,290
Republic of Poland, Bonds	4.000%	10/25/23	113,540,000	PLN	34,174,356

Total Poland					80,817,646

Portugal - 3.0%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	3.850%	4/15/21	30,100,000	EUR	37,583,573	(a)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	57,620,000	EUR	79,264,302	(a)

Total Portugal					116,847,875

South Africa - 4.2%
Republic of South Africa, Bonds	6.750%	3/31/21	354,455,000	ZAR	28,341,204
Republic of South Africa, Bonds	6.500%	2/28/41	1,514,185,000	ZAR	100,383,886
Republic of South Africa, Bonds	8.750%	2/28/48	404,385,000	ZAR	34,613,942

Total South Africa					163,339,032

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Korea - 4.2%
Republic of Korea, Senior Bonds	5.750%	9/10/18	125,900,000,000	KRW	$128,469,406
Republic of Korea, Senior Bonds	3.375%	9/10/23	34,387,800,000	KRW	34,038,545

Total South Korea					162,507,951

United Kingdom - 4.9%
United Kingdom Gilt, Bonds	2.000%	1/22/16	127,350,000	GBP	191,394,604	(a)

TOTAL SOVEREIGN BONDS (Cost - $2,538,552,222)					2,393,988,664

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
Bancaja Fondo de Titulizacion de Activos, 2011 A2	0.223%	4/27/50	5,414,643	EUR	5,520,087	(a)(b)
Countrywide Alternative Loan Trust, 2005-26CB A6	5.500%	7/25/35	2,767,048		2,578,369
Fondo de Titulizacion de Activos UCI, 2017 A2	0.185%	12/17/49	8,019,355	EUR	7,507,677	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A2	0.141%	1/15/50	10,429,792	EUR	10,001,516	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2003 A	0.165%	3/22/43	9,722,051	EUR	9,246,097	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.165%	3/22/44	18,516,567	EUR	17,732,872	(a)(b)
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	2,384,361		2,281,307	(c)
Pastor GC Hipotecario 5, A2	0.195%	6/21/46	19,596,008	EUR	18,771,810	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	605,504		571,882

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $91,088,403)					74,211,617

CORPORATE BONDS & NOTES - 19.1%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Ford Motor Credit Co., LLC, Senior Notes	0.899%	3/27/17	24,800,000		24,790,080	(b)

FINANCIALS - 18.1%
Banks - 11.9%
ABN AMRO Bank NV, Senior Notes	1.056%	10/28/16	47,600,000		47,917,492	(b)(c)
Barclays Bank PLC, Senior Notes	0.804%	12/9/16	31,000,000		31,065,193	(b)
Citigroup Inc., Senior Bonds	0.805%	3/10/17	9,925,000		9,916,812	(b)
Corporacion Andina de Fomento, Senior Notes	0.803%	1/29/18	45,650,000		45,865,468	(b)
Dexia Credit Local SA, Senior Notes	0.676%	1/11/17	67,075,000		67,318,214	(b)(c)
Erste Abwicklungsanstalt, Senior Notes	0.553%	1/29/16	37,600,000		37,674,824	(b)
Erste Abwicklungsanstalt, Senior Notes	0.464%	6/7/16	84,200,000		84,325,458	(a)(b)
Export-Import Bank of Korea, Senior Notes	1.027%	1/14/17	15,790,000		15,864,861	(b)
Export-Import Bank of Korea, Senior Notes	0.858%	5/12/17	62,830,000		62,801,098	(b)(c)
Export-Import Bank of Korea, Senior Notes	0.882%	8/14/17	60,155,000		60,132,141	(b)(c)

Total Banks					462,881,561

Capital Markets - 5.9%
Deutsche Bank AG, Senior Notes	0.868%	2/13/17	51,670,000		51,819,636	(b)
Goldman Sachs Group Inc., Senior Notes	1.357%	11/15/18	114,435,000		115,684,859	(b)
Macquarie Bank Ltd., Senior Notes	0.886%	10/27/17	27,115,000		27,114,295	(b)(c)
Macquarie Group Ltd., Senior Notes	1.255%	1/31/17	33,530,000		33,710,090	(b)(c)

Total Capital Markets					228,328,880

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.3%
International Finance Corp., Senior Notes	7.800%	6/3/19	820,000,000	INR	$13,655,911

TOTAL FINANCIALS					704,866,352

INFORMATION TECHNOLOGY - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Dell Inc., Senior Notes	6.500%	4/15/38	12,910,000		13,135,925

TOTAL CORPORATE BONDS & NOTES (Cost - $743,789,604)					742,792,357

MUNICIPAL BONDS - 0.7%
Georgia - 0.7%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	5,220,000		6,968,074
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	14,940,000		19,679,416

TOTAL MUNICIPAL BONDS (Cost - $21,456,834)					26,647,490

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.2%
U.S. Government Obligations - 12.2%
U.S. Treasury Bonds	2.875%	5/15/43	107,325,000		114,351,460
U.S. Treasury Bonds	2.500%	2/15/45	94,895,000		94,020,163
U.S. Treasury Notes	0.100%	7/31/16	245,240,000		245,215,231	(b)
U.S. Treasury Notes	0.109%	1/31/17	21,550,000		21,555,474	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $455,893,658)					475,142,328

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,850,780,721)					3,712,782,456

			SHARES
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $109,555,757)	0.097%		109,555,757		109,555,757

TOTAL INVESTMENTS - 98.3% (Cost - $3,960,336,478#)					3,822,338,213
Other Assets in Excess of Liabilities - 1.7%					66,226,799

TOTAL NET ASSETS - 100.0%					$3,888,565,012

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$2,393,988,664	—	$2,393,988,664
Collateralized mortgage obligations	—	74,211,617	—	74,211,617
Corporate bonds & notes	—	742,792,357	—	742,792,357
Municipal bonds	—	26,647,490	—	26,647,490
U.S. government & agency obligations	—	475,142,328	—	475,142,328

Total long-term investments	—	$3,712,782,456	—	$3,712,782,456

Short-term investments†	$109,555,757	—	—	109,555,757

Total investments	$109,555,757	$3,712,782,456	—	$3,822,338,213

Other financial instruments:
Forward foreign currency contracts	—	$31,382,856	—	$31,382,856

Total	$109,555,757	$3,744,165,312	—	$3,853,721,069

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$5,932,738	—	$5,932,738

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$123,016,849
Gross unrealized depreciation	(261,015,114)

Net unrealized depreciation	$(137,998,265)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015 , the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	21,456,000,000	USD	34,497,950	HSBC Bank USA, N.A.	4/13/15	$(171,096)
CLP	6,193,000,000	USD	9,993,545	HSBC Bank USA, N.A.	4/13/15	(85,538)
USD	118,110,330	NZD	153,990,000	Citibank N.A.	4/16/15	3,144,145
USD	6,364,659	NZD	8,700,000	Morgan Stanley & Co. Inc.	4/16/15	(130,606)
USD	5,848,386	NZD	7,760,000	National Australia Bank Ltd.	4/16/15	54,909
PLN	281,680,000	USD	75,945,613	Citibank N.A.	4/27/15	(1,676,615)
USD	71,681,481	PLN	267,940,000	Citibank N.A.	4/27/15	1,035,232
USD	3,730,614	PLN	13,740,000	Citibank N.A.	4/27/15	107,864
CLP	32,220,000,000	USD	50,997,151	HSBC Bank USA, N.A.	5/8/15	442,972
USD	345,811,792	EUR	303,730,000	Citibank N.A.	5/12/15	19,054,153
USD	18,713,017	EUR	16,490,000	Citibank N.A.	5/12/15	972,809
USD	30,239,541	EUR	27,000,000	JPMorgan Chase Bank N.A.	5/12/15	1,192,505
KRW	125,080,000,000	USD	113,299,154	Barclays Bank PLC	5/13/15	(708,382)
KRW	49,830,000,000	USD	45,064,436	Barclays Bank PLC	5/13/15	(209,958)
USD	145,728,597	KRW	160,010,000,000	Barclays Bank PLC	5/13/15	1,695,584
USD	13,393,258	KRW	14,900,000,000	Barclays Bank PLC	5/13/15	(18,978)
AUD	110,490,000	USD	86,565,600	Morgan Stanley & Co. Inc.	5/14/15	(2,612,490)
USD	86,016,465	AUD	110,490,000	Morgan Stanley & Co. Inc.	5/14/15	2,063,354
CLP	32,277,000,000	USD	50,910,095	HSBC Bank USA, N.A.	5/29/15	509,272
CLP	4,746,000,000	USD	7,529,748	HSBC Bank USA, N.A.	5/29/15	30,940
INR	10,452,000,000	USD	164,352,543	Barclays Bank PLC	6/17/15	127,009
CLP	29,218,000,000	USD	46,648,040	HSBC Bank USA, N.A.	6/22/15	(197,514)
CLP	7,791,000,000	USD	12,507,626	HSBC Bank USA, N.A.	6/22/15	(121,561)
CLP	37,882,000,000	USD	59,098,284	HSBC Bank USA, N.A.	7/24/15	952,108

Total						$25,450,118

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
INR	— Indian Rupee
KRW	— South Korean Won
NZD	— New Zealand Dollar
PLN	— Polish Zloty
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ KENNETH. D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: May 22, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 22, 2015